Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	$ 13,100	$ 11,100
Payables from securities financing transactions, undiscounted cash flows	5,700	6,300
Cash collateral payables on derivative instruments, undiscounted cash flows	31,800	37,300
Customer deposits, undiscounted cash flows	542,300	524,900
Debt issued measured at amortized cost, undiscounted cash flows	148,900	148,500
Other financial liabilities measured at amortized cost, undiscounted cash flows	8,400	8,900
of which: lease liabilities, undiscounted cash flow	4,000	4,500
Total financial liabilities measured at amortized cost, undiscounted cash flows	750,200	737,100
Financial liabilities at fair value held for trading	31,688	33,595
Derivative financial instruments	121,309	161,102
Brokerage payables designated at fair value, undiscounted cash flows	44,000	38,700
Debt issued designated at fair value, undiscounted cash flows	81,900	64,500
Other financial liabilities designated at fair value, undiscounted cash flows	30,500	30,900
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	309,400	328,800
Total financial liabilities, undiscounted cash flows	1,059,600	1,065,900
Guarantees, commitments and forward starting transactions
Loan commitments	39,500	41,400
Guarantees	21,200	17,500
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	1,400	3,200
Total	62,100	62,200
Trading portfolio liabilities contractually due within one month	30,800	32,600
Trading portfolio liabilities contractually due between one month and one year	900	1,000
Trading portfolio liabilities contractually due between 1 and 5 years	0	0
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	34	32
Notional amounts of derivatives	36,000	31,300
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	6,700	6,100
Payables from securities financing transactions, undiscounted cash flows	3,800	5,600
Cash collateral payables on derivative instruments, undiscounted cash flows	31,800	37,300
Customer deposits, undiscounted cash flows	530,100	512,800
Debt issued measured at amortized cost, undiscounted cash flows	4,000	9,000
Other financial liabilities measured at amortized cost, undiscounted cash flows	4,500	4,500
of which: lease liabilities, undiscounted cash flow	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	580,900	575,300
Financial liabilities at fair value held for trading	31,700	33,600
Derivative financial instruments	121,300	161,100
Brokerage payables designated at fair value, undiscounted cash flows	44,000	38,700
Debt issued designated at fair value, undiscounted cash flows	13,800	21,900
Other financial liabilities designated at fair value, undiscounted cash flows	28,100	27,900
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	239,000	283,200
Total financial liabilities, undiscounted cash flows	819,800	858,500
Guarantees, commitments and forward starting transactions
Loan commitments	38,300	40,500
Guarantees	21,200	17,500
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	1,400	3,200
Total	60,900	61,300
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	2,400	2,400
Payables from securities financing transactions, undiscounted cash flows	300	400
Customer deposits, undiscounted cash flows	5,200	6,600
Debt issued measured at amortized cost, undiscounted cash flows	12,700	8,300
Other financial liabilities measured at amortized cost, undiscounted cash flows	100	100
of which: lease liabilities, undiscounted cash flow	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	20,800	17,900
Debt issued designated at fair value, undiscounted cash flows	11,500	16,800
Other financial liabilities designated at fair value, undiscounted cash flows	400	600
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	11,900	17,400
Total financial liabilities, undiscounted cash flows	32,700	35,300
Guarantees, commitments and forward starting transactions
Loan commitments	500	500
Total	500	500
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	3,500	2,100
Payables from securities financing transactions, undiscounted cash flows	1,600	300
Customer deposits, undiscounted cash flows	3,300	3,500
Debt issued measured at amortized cost, undiscounted cash flows	41,100	41,900
Other financial liabilities measured at amortized cost, undiscounted cash flows	500	500
of which: lease liabilities, undiscounted cash flow	500	500
Total financial liabilities measured at amortized cost, undiscounted cash flows	49,900	48,200
Debt issued designated at fair value, undiscounted cash flows	13,500	7,100
Other financial liabilities designated at fair value, undiscounted cash flows	500	600
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	14,000	7,700
Total financial liabilities, undiscounted cash flows	63,900	56,000
Guarantees, commitments and forward starting transactions
Loan commitments	700	400
Guarantees	0
Total	700	400
Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	600	500
Payables from securities financing transactions, undiscounted cash flows	0	0
Customer deposits, undiscounted cash flows	3,200	1,800
Debt issued measured at amortized cost, undiscounted cash flows	53,500	53,700
Other financial liabilities measured at amortized cost, undiscounted cash flows	1,800	2,000
of which: lease liabilities, undiscounted cash flow	1,800	2,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	59,200	58,000
Debt issued designated at fair value, undiscounted cash flows	24,500	9,200
Other financial liabilities designated at fair value, undiscounted cash flows	400	700
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	24,900	9,900
Total financial liabilities, undiscounted cash flows	84,100	67,900
Guarantees, commitments and forward starting transactions
Loan commitments	0	0
Total	0	0
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows		0
Payables from securities financing transactions, undiscounted cash flows		0
Customer deposits, undiscounted cash flows	400	200
Debt issued measured at amortized cost, undiscounted cash flows	37,600	35,600
Other financial liabilities measured at amortized cost, undiscounted cash flows	1,600	1,800
of which: lease liabilities, undiscounted cash flow	1,600	1,800
Total financial liabilities measured at amortized cost, undiscounted cash flows	39,500	37,700
Debt issued designated at fair value, undiscounted cash flows	18,500	9,500
Other financial liabilities designated at fair value, undiscounted cash flows	1,100	1,100
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	19,600	10,600
Total financial liabilities, undiscounted cash flows	59,100	48,300
Guarantees, commitments and forward starting transactions
Total	0	0
UBS AG
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	13,100	11,100
Payables from securities financing transactions, undiscounted cash flows	5,700	6,300
Cash collateral payables on derivative instruments, undiscounted cash flows	31,800	37,300
Customer deposits, undiscounted cash flows	545,100	528,200
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	65,300	60,500
Debt issued measured at amortized cost, undiscounted cash flows	84,700	88,200
Other financial liabilities measured at amortized cost, undiscounted cash flows	9,100	9,600
of which: lease liabilities, undiscounted cash flow	3,900	4,400
Total financial liabilities measured at amortized cost, undiscounted cash flows	754,800	741,300
Financial liabilities at fair value held for trading	31,688	33,595
Derivative financial instruments	121,309	161,102
Brokerage payables designated at fair value, undiscounted cash flows	44,000	38,700
Debt issued designated at fair value, undiscounted cash flows	75,900	61,000
Other financial liabilities designated at fair value, undiscounted cash flows	36,500	34,300
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	309,400	328,800
Total financial liabilities, undiscounted cash flows	1,064,200	1,070,000
Guarantees, commitments and forward starting transactions
Loan commitments	39,500	41,400
Guarantees	21,200	17,500
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	1,400	3,200
Total	62,100	62,200
Trading portfolio liabilities contractually due within one month	30,800	32,600
Trading portfolio liabilities contractually due between one month and one year	900	1,000
Trading portfolio liabilities contractually due between 1 and 5 years	0	0
Loan commitments and forward starting reverse repurchase agreements classified as derivatives	34	32
Notional amounts of derivatives	36,000	31,300
UBS AG | Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	6,700	6,100
Payables from securities financing transactions, undiscounted cash flows	3,800	5,600
Cash collateral payables on derivative instruments, undiscounted cash flows	31,800	37,300
Customer deposits, undiscounted cash flows	531,000	514,000
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	200	100
Debt issued measured at amortized cost, undiscounted cash flows	3,800	8,800
Other financial liabilities measured at amortized cost, undiscounted cash flows	5,300	5,300
of which: lease liabilities, undiscounted cash flow	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	582,600	577,200
Financial liabilities at fair value held for trading	31,700	33,600
Derivative financial instruments	121,300	161,100
Brokerage payables designated at fair value, undiscounted cash flows	44,000	38,700
Debt issued designated at fair value, undiscounted cash flows	13,800	21,900
Other financial liabilities designated at fair value, undiscounted cash flows	28,100	27,900
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	239,000	283,200
Total financial liabilities, undiscounted cash flows	821,600	860,300
Guarantees, commitments and forward starting transactions
Loan commitments	38,300	40,500
Guarantees	21,200	17,500
Forward starting transactions, reverse repurchase agreements and securities borrowing agreements	1,400	3,200
Total	60,900	61,300
UBS AG | Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	2,400	2,400
Payables from securities financing transactions, undiscounted cash flows	300	400
Customer deposits, undiscounted cash flows	6,600	7,800
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	3,300	300
Debt issued measured at amortized cost, undiscounted cash flows	9,400	7,800
Other financial liabilities measured at amortized cost, undiscounted cash flows	100	100
of which: lease liabilities, undiscounted cash flow	100	100
Total financial liabilities measured at amortized cost, undiscounted cash flows	22,100	18,900
Debt issued designated at fair value, undiscounted cash flows	11,500	16,800
Other financial liabilities designated at fair value, undiscounted cash flows	400	600
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	11,900	17,400
Total financial liabilities, undiscounted cash flows	34,000	36,300
Guarantees, commitments and forward starting transactions
Loan commitments	500	500
Total	500	500
UBS AG | Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	3,500	2,100
Payables from securities financing transactions, undiscounted cash flows	1,600	300
Customer deposits, undiscounted cash flows	3,300	3,500
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	2,300	6,200
Debt issued measured at amortized cost, undiscounted cash flows	38,800	38,200
Other financial liabilities measured at amortized cost, undiscounted cash flows	400	500
of which: lease liabilities, undiscounted cash flow	400	500
Total financial liabilities measured at amortized cost, undiscounted cash flows	49,900	50,700
Debt issued designated at fair value, undiscounted cash flows	13,500	7,100
Other financial liabilities designated at fair value, undiscounted cash flows	500	600
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	14,000	7,700
Total financial liabilities, undiscounted cash flows	63,900	58,400
Guarantees, commitments and forward starting transactions
Loan commitments	700	400
Total	700	400
Trading portfolio liabilities contractually due within one month	0
UBS AG | Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	600	500
Payables from securities financing transactions, undiscounted cash flows	0	0
Customer deposits, undiscounted cash flows	3,900	2,800
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	28,800	29,100
Debt issued measured at amortized cost, undiscounted cash flows	25,100	24,500
Other financial liabilities measured at amortized cost, undiscounted cash flows	1,800	2,000
of which: lease liabilities, undiscounted cash flow	1,800	2,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	60,200	58,800
Debt issued designated at fair value, undiscounted cash flows	24,500	9,200
Other financial liabilities designated at fair value, undiscounted cash flows	400	700
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	24,900	9,800
Total financial liabilities, undiscounted cash flows	85,000	68,600
Guarantees, commitments and forward starting transactions
Loan commitments	0	0
Total	0	0
UBS AG | Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flows	0	0
Payables from securities financing transactions, undiscounted cash flows		0
Customer deposits, undiscounted cash flows	400	200
Funding from UBS Group AG and its subsidiaries, undiscounted cash flows	30,600	24,800
Debt issued measured at amortized cost, undiscounted cash flows	7,600	8,900
Other financial liabilities measured at amortized cost, undiscounted cash flows	1,500	1,800
of which: lease liabilities, undiscounted cash flow	1,500	1,800
Total financial liabilities measured at amortized cost, undiscounted cash flows	40,100	35,800
Debt issued designated at fair value, undiscounted cash flows	12,500	6,000
Other financial liabilities designated at fair value, undiscounted cash flows	7,100	4,600
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows	19,600	10,600
Total financial liabilities, undiscounted cash flows	59,600	46,400
Guarantees, commitments and forward starting transactions
Total	$ 0	$ 0